Consolidated Statements of Changes in Stockholders'/Member Deficit - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance (NeuroOne LLC) at Dec. 31, 2015	$ (14,141)
Issuance of additional warrants in connection with short-term notes modification | NeuroOne LLC
Net loss | NeuroOne LLC	(18,604)
Balance (NeuroOne LLC) at Oct. 26, 2016	(32,745)
Balance (Successor) at Oct. 06, 2016
Balance, shares (Successor) at Oct. 06, 2016
Issuance of common shares to subscription holders | Successor	9,050	$ 30	9,020
Issuance of common shares to subscription holders, shares | Successor		5,131,514
Issuance of common shares in connection with the merger with NeuroOne LLC | Successor	150	$ 1	149
Issuance of common shares in connection with the merger with NeuroOne LLC , shares | Successor		85,051
Subscription receivable | Successor	(9,050)		(9,050)
Issuance of additional warrants in connection with short-term notes modification | Successor
Net loss | Successor	(266,370)			(266,370)
Balance (Successor) at Dec. 31, 2016	(266,220)	$ 31	119	(266,370)
Balance at Dec. 31, 2016	(266,220)
Balance, shares (Successor) at Dec. 31, 2016		5,216,565
Transfer of shares in connection with merger | Successor		$ 1,573	(1,573)
Transfer of shares in connection with merger, shares | Successor		1,573,000
Par value change in connection with merger | Successor		5,186	(5,186)
Issuance of stock in connection with intellectual license agreement | Successor	23,415	$ 860	22,555
Issuance of stock in connection with intellectual license agreement, shares | Successor		859,976
Issuance of restricted stock award | Successor	7,220	$ 215	7,005
Issuance of restricted stock award, shares | Successor		215,453
Stock-based compensation | Successor	69,574		69,574
Issuance of warrants | Successor	61,496		61,496
Issuance of additional warrants in connection with short-term notes modification | Successor	117,280		117,280
Forgiveness of subscription receivable | Successor	9,050		9,050
Net loss | Successor	(5,058,426)			(5,058,426)
Balance (Successor) at Dec. 31, 2017	(5,036,611)	$ 7,865	$ 280,320	$ (5,324,796)
Balance at Dec. 31, 2017	(5,036,611)
Balance, shares (Successor) at Dec. 31, 2017		7,864,994
Net loss	(2,617,760)
Balance at Jun. 30, 2018	$ (7,288,541)